Restatement of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Restatement of Prior Period Financial Statements
Summary of impact of the correction of the misstatements

Consolidated Statements of Financial Position

as at	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Liabilities
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	4,657,448	—	4,657,448
Warrant derivative (Note 16)	15,066,898	(2,419,384)	12,647,514
Current portion of lease liability (Note 12)	8,369	—	8,369
	19,732,715	(2,419,384)	17,313,331
Non-current liabilities
Lease liability (Note 12)	—	—	—
	—	—	—
	19,732,715	(2,419,384)	17,313,331

Shareholders’ Equity
Common shares (Note 17)	102,998,992	3,906,854	106,905,846
Reserves (Note 18)	47,241,452	(6,085,681)	41,155,771
Deficit	(146,763,518)	4,598,211	(142,165,307)
	3,476,926	2,419,384	5,896,310
	23,209,641	—	23,209,641

as at	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Liabilities
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	4,941,326	—	4,941,326
Warrant derivative (Note 16)	11,862,687	(3,692,790)	8,169,897
Current portion of lease liability (Note 12)	97,234	—	97,234
	16,901,247	(3,692,790)	13,208,457
Non-current liabilities
Lease liability (Note 12)	8,369	—	8,369
	8,369	—	8,369
	16,909,616	(3,692,790)	13,216,826

Shareholders’ Equity
Common shares (Note 17)	81,194,288	2,721,823	83,916,111
Reserves (Note 18)	24,028,532	(3,724,272)	20,304,260
Deficit	(102,646,213)	4,695,239	(97,950,974)
	2,576,607	3,692,790	6,269,397
	19,486,223	—	19,486,223

as at	January 1, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Liabilities
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	3,321,208	—	3,321,208
Warrant derivative (Note 16)	11,726,728	(4,617,185)	7,109,543
Current portion of lease liability (Note 12)	91,586	—	91,586
	15,139,522	(4,617,185)	10,522,337
Non-current liabilities
Lease liability (Note 12)	105,604	—	105,604
	105,604	—	105,604
	15,245,126	(4,617,185)	10,627,941

Shareholders’ Equity
Common shares (Note 17)	59,026,143	2,826,582	61,852,725
Reserves (Note 18)	17,360,916	(2,319,298)	15,041,618
Deficit	(78,396,164)	4,109,901	(74,286,263)
	(2,009,105)	4,617,185	2,608,080
	13,236,021	—	13,236,021

Consolidated Statements of Loss and Comprehensive Loss

for the year ended	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating expenses
Research and development (Note 20)	13,907,206	(440,972)	13,466,234
General and administrative (Note 20)	11,172,046	(1,350,322)	9,821,724
Total operating expenses	25,079,252	(1,791,294)	23,287,958
Interest income	(333,415)	—	(333,415)
Unrealized loss on warrant derivative (Note 16)	18,962,059	1,888,322	20,850,381
Foreign exchange loss (gain)	409,409	—	409,409
Net loss and comprehensive loss	(44,117,305)	(97,028)	(44,214,333)
Basic and diluted net loss per share	(0.61)	—	(0.61)
Weighted average Common Shares outstanding (Note 17)	72,330,908	—	72,330,908

for the year ended	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating expenses
Research and development (Note 20)	15,811,020	(305,674)	15,505,346
General and administrative (Note 20)	9,365,129	(1,204,059)	8,161,070
Total operating expenses	25,176,149	(1,509,733)	23,666,416
Interest income	(812,617)	—	(812,617)
Unrealized loss on warrant derivative (Note 16)	135,958	924,395	1,060,353
Foreign exchange loss (gain)	(249,441)	—	(249,441)
Net loss and comprehensive loss	(24,250,049)	585,338	(23,664,711)
Basic and diluted net loss per share	(0.36)	0.01	(0.35)
Weighted average Common Shares outstanding (Note 17)	67,321,698	—	67,321,698

Consolidated Statements of Cash Flows

for the year ended	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating Activities
Net loss for the period	(44,117,305)	(97,028)	(44,214,333)
Stock-based compensation (Note 15, 18)	5,394,914	(1,791,294)	3,603,619
Change in fair value of warrant derivative (Note 16)	18,962,059	1,888,322	20,850,381
Other items not involving cash and changes in non-cash working capital	261,121	—	261,122
Net cash used in operating activities	(19,499,211)	—	(19,499,211)

for the year ended	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Operating Activities
Net loss for the period	(24,250,049)	585,338	(23,664,711)
Stock-based compensation (Note 15, 18)	6,039,724	(1,509,733)	4,529,991
Change in fair value of warrant derivative (Note 16)	135,959	924,395	1,060,353
Other items not involving cash and changes in non-cash working capital	1,233,332	—	1,233,333
Net cash used in operating activities	(16,841,034)	—	(16,841,034)

Consolidated Statements of Changes in Shareholders’ Equity

for the year ended	December 31, 2025
	As Previously	Restatement
	Stated	Adjustments	As Restated
Total Shareholders’ Equity
Balance December 31, 2024	2,576,607	3,692,790	6,269,397
Common share financings, net (Note 17)	9,681,548	1,972,110	11,653,658
Warrant exercises (Note 18)	3,392,617	—	3,392,617
Warrant amendment (Note 16)	22,068,176	(1,357,194)	20,710,982
Option exercises (Note 18)	4,480,370	—	4,480,370
Stock-based compensation (Note 18)	5,394,914	(1,791,295)	3,603,619
Loss and comprehensive loss	(44,117,305)	(97,028)	(44,214,333)
Balance December 31, 2025	3,476,926	2,419,384	5,896,310

for the year ended	December 31, 2024
	As Previously	Restatement
	Stated	Adjustments	As Restated
Total Shareholders’ Equity
Balance December 31, 2023	(2,009,105)	4,617,185	2,608,080
Common share financings, net (Note 17)	21,381,446	—	21,381,446
Warrant exercise (Note 18)	139,250	—	139,250
Option exercises (Note 18)	1,275,341	—	1,275,341
Stock-based compensation (Note 18)	6,039,724	(1,509,733)	4,529,991
Loss and comprehensive loss	(24,250,049)	585,338	(23,664,711)
Balance December 31, 2024	2,576,607	3,692,790	6,269,397